STOCKHOLDER'S EQUITY - Fair value of stock options using Black Scholes pricing method (Details)	3 Months Ended
Mar. 31, 2015 USD ($) $ / shares shares
Equity [Abstract]
Options | shares	4,500,000
Exercise Price | $ / shares	$ 0.025
Volatility	87.10%
Risk Free Interest Rate	1.71%
Fair Value	$ 78,045
Term	6 years